SHAREHOLDERS' EQUITY (Schedule of RSUs and PSUs Activity) (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Amount of RSUs and PSUs
Unvested as of December 31, 2019 | shares	1,959,644
Granted | shares	1,085,790
Vested | shares	729,796
Forfeited | shares	194,005
Unvested as of December 31, 2020 | shares	2,121,633
Weighted average grant date fair value
Unvested as of December 31, 2019 | $ / shares	$ 85.00
Granted | $ / shares	105.99
Vested | $ / shares	76.76
Forfeited | $ / shares	83.97
Unvested as of December 31, 2020 | $ / shares	$ 98.67